SCHEDULE OF FIXED ASSETS (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Accumulated depreciation	$ (5,514)
Fixed assets	362,062
Non Residential Property [Member]
Property, Plant and Equipment [Line Items]
Fixed assets gross	345,497
Equipment [Member]
Property, Plant and Equipment [Line Items]
Fixed assets gross	5,772
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Fixed assets gross	$ 16,307